SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

                             DWS Capital Growth Fund

The following information replaces similar disclosure in "The portfolio managers" section of the prospectuses:

The following people handle the day-to-day management of the fund.



  Julie M. Van Cleave, CFA                  Jack A. Zehner
  Managing Director of Deutsche             Director of Deutsche Asset
  Asset Management and Portfolio            Management and Portfolio Manager
  Manager of the fund.                      of the fund.
  o   Joined Deutsche Asset Management      o   Joined Deutsche Asset Management
      and the fund in 2002.                     and the fund in 2002.
  o   Head of Large Cap Growth Portfolio    o   Previous experience includes
      Selection Team.                           nine years of investment
  o   Previous experience includes 19           industry experience at Mason
      years of investment industry              Street Advisors where he
      experience at Mason Street                served most recently as Director
      Advisors, most recently serving as        -- Common Stock.
      Managing Director and team leader     o   BBA, University of Wisconsin --
      for the large cap investment team.        Whitewater; MBA, Marquette
  o   BBA, MBA, University of Wisconsin         University.
      -- Madison.







               Please Retain This Supplement for Future Reference




April 5, 2007
DCGF-3600
                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

               SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                 -----------------

                          DWS Large Company Growth Fund

The following information replaces similar disclosure in "The portfolio managers" section of the prospectuses:

The following people handle the day-to-day management of the fund.

  Julie M. Van Cleave, CFA                  Jack A. Zehner
  Managing Director of Deutsche             Director of Deutsche Asset
  Asset Management and Lead Portfolio       Management and Portfolio Manager
  Manager of the fund.                      of the fund.
  o   Joined Deutsche Asset Management      o   Joined Deutsche Asset Management
      and the fund in 2002.                     and the fund in 2002.
  o   Head of Large Cap Growth Portfolio    o   Previous experience includes
      Selection Team.                           nine years of investment
  o   Previous experience includes 19           industry experience at Mason
      years of investment industry              Street Advisors where he
      experience at Mason Street                served most recently as Director
      Advisors, most recently serving as        -- Common Stock.
      Managing Director and team leader     o   MBA, Marquette University.
      for the large cap investment team.
  o   MBA, University of Wisconsin --
      Madison.






               Please Retain This Supplement for Future Reference



April 5, 2007
DLCGF-3600

                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group